UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2015

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
Brazil	19.7%
Indonesia	11.0%
South Africa	9.3%
Poland	9.2%
Mexico	8.7%
Malaysia	6.6%
Turkey	6.2%
Russia	6.1%
Thailand	6.0%
Other Countries	17.2%

Fixed income sectors (i)
Sovereign Emerging Markets	87.1%
Emerging Markets Corporate Bonds	8.6%
Other Government Entity-Emerging Markets Quasi Government	4.5%
Sovereign Developed Markets	0.5%
Developed Markets Corporate Bonds	0.3%
U.S. Government Securities Hedge (t)	(11.1)%

Currency exposure (i)(y)

Currency exposure weightings (i)(y)
Polish Zloty	14.0%
Brazilian Real	12.2%
Malaysian Ringgit	10.1%
Mexican Peso	8.9%
South African Rand	8.9%
Indonesian Rupiah	8.5%
Turkish Lira	8.1%
Colombian Peso	7.6%
Russian Ruble	5.5%
Other Currencies	16.2%

Composition including fixed income credit quality (a)(i)
A	20.3%
BBB	53.8%
BB	9.3%
B	2.7%
C	0.1%
Not Rated	3.7%
Cash & Other	10.1%

Portfolio facts (i)
Average Duration (d)	5.0
Average Effective Maturity (m)	8.4 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts with a bond equivalent exposure of (11.1)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.13%	$1,000.00	$923.77	$5.39
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$921.44	$8.96
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.88%	$1,000.00	$921.44	$8.96
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.89%	$1,000.00	$924.97	$4.25
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R1	Actual	1.88%	$1,000.00	$920.37	$8.95
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$923.79	$6.58
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.12%	$1,000.00	$924.96	$5.35
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R4	Actual	0.88%	$1,000.00	$926.15	$4.20
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
R5	Actual	0.80%	$1,000.00	$925.24	$3.82
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.10%, $5.25 and $5.51 for Class A, 1.85%, $8.81 and $9.25 for Class B, 1.85%, $8.81 and $9.25 for Class C, 0.85%, $4.06 and $4.26 for Class I, 1.85%, $8.81 and $9.25 for Class R1, 1.35%, $6.44 and $6.76 for Class R2, 1.10%, $5.25 and $5.51 for Class R3, 0.85%, $4.06 and $4.26 for Class R4, and 0.80%, $3.82 and $4.01 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 85.4%
Issuer	Shares/Par		Value ($)
Brazil - 13.4%
Brazil Letras do Tesouro Nacional, 10%, 1/01/18	BRL	17,621,000	$5,469,294
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,782,000	1,345,109
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	421,929
Federative Republic of Brazil, 10%, 1/01/17	BRL	22,249,000	7,030,440
Federative Republic of Brazil, 10%, 1/01/21	BRL	52,707,000	15,657,792
Nota do Tesouro Nacional, 10%, 1/01/19	BRL	5,014,000	1,584,642
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	14,432,000	4,188,310
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	10,795,000	3,066,670
Oi S.A., 9.75%, 9/15/16	BRL	7,615,000	2,299,955
Petrobras International Finance Co., 5.375%, 1/27/21		$1,051,000	1,008,750
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		925,000	668,313
QGOG Constellation S.A., 6.25%, 11/09/19		920,000	664,700
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		450,000	452,813
Tupy Overseas S.A., 6.625%, 7/17/24		651,000	655,069

			$44,513,786
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		$1,060,000	$988,450

Chile - 0.6%
Cencosud S.A., 5.5%, 1/20/21		$786,000	$839,277
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	763,000,000	1,234,461

			$2,073,738
Colombia - 5.6%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,364,000,000	$545,142
Empresas Publicas de Medellin, 7.625%, 9/10/24 (n)	COP	4,088,000,000	1,707,452
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24 (n)	COP	3,861,000,000	1,643,600
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		$1,486,000	1,173,940
Titulos de Tesoreria, 5%, 11/21/18	COP	5,063,200,000	2,112,798
Titulos de Tesoreria, 11%, 7/24/20	COP	8,208,500,000	4,245,383
Titulos de Tesoreria, 7.5%, 8/26/26	COP	3,573,100,000	1,553,017
Titulos de Tesoreria, “B”, 6%, 4/28/28	COP	3,288,400,000	1,230,978
Titulos de Tesoreria, “B”, 7%, 5/04/22	COP	133,000,000	57,743
Titulos de Tesoreria, “B”, 10%, 7/24/24	COP	8,707,000,000	4,461,318

			$18,731,371

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Guatemala - 0.2%
Central American Bottling Corp., 6.75%, 2/09/22		$768,000	$809,280

Hungary - 4.5%
Republic of Hungary, 6.75%, 11/24/17	HUF	810,640,000	$3,358,900
Republic of Hungary, 7%, 6/24/22	HUF	1,058,850,000	4,802,756
Republic of Hungary, 5.5%, 6/24/25	HUF	1,574,620,000	6,774,991

			$14,936,647
Iceland - 0.5%
Republic of Iceland, 2.5%, 7/15/20	EUR	1,266,000	$1,489,453

India - 0.2%
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	541,000	$656,970

Indonesia - 10.9%
Republic of Indonesia, 8.25%, 7/15/21	IDR	3,034,000,000	$239,747
Republic of Indonesia, 7%, 5/15/22	IDR	42,267,000,000	3,138,437
Republic of Indonesia, 8.375%, 3/15/24	IDR	189,379,000,000	15,230,674
Republic of Indonesia, 11%, 9/15/25	IDR	15,558,000,000	1,468,483
Republic of Indonesia, 8.375%, 9/15/26	IDR	31,455,000,000	2,511,547
Republic of Indonesia, 7%, 5/15/27	IDR	3,689,000,000	265,665
Republic of Indonesia, 9%, 3/15/29	IDR	115,773,000,000	9,757,532
Republic of Indonesia, 8.25%, 6/15/32	IDR	28,084,000,000	2,204,472
Republic of Indonesia, 6.625%, 5/15/33	IDR	800,000,000	53,230
Republic of Indonesia, 8.375%, 3/15/34	IDR	17,000,000,000	1,354,098

			$36,223,885
Jamaica - 0.3%
Digicel Group Ltd., 6%, 4/15/21		$500,000	$485,355
Digicel Group Ltd., 6.75%, 3/01/23 (n)		619,000	610,025

			$1,095,380
Kazakhstan - 0.7%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		$1,181,000	$1,213,903
KazAgro National Management Holdings, 3.255%, 5/22/19	EUR	900,000	948,920

			$2,162,823
Malaysia - 4.6%
Government of Malaysia, 3.394%, 3/15/17	MYR	37,388,000	$10,514,977
Government of Malaysia, 4.24%, 2/07/18	MYR	504,000	144,597
Government of Malaysia, 4.378%, 11/29/19	MYR	4,382,000	1,270,483
Government of Malaysia, 4.16%, 7/15/21	MYR	8,079,000	2,320,679
Government of Malaysia, 4.392%, 4/15/26	MYR	3,623,000	1,053,129

			$15,303,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - 6.7%
America Movil S.A.B. de C.V., 6%, 6/09/19	MXN	24,440,000	$1,588,393
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$779,000	764,589
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		1,161,000	1,256,783
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		920,000	917,700
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	24,060,000	1,361,397
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,131,000	1,215,825
Petroleos Mexicanos, 9.1%, 1/27/20	MXN	20,727,400	1,512,332
Petroleos Mexicanos, 7.47%, 11/12/26	MXN	15,483,900	968,375
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	36,990,000	2,344,110
United Mexican States, 4.75%, 6/14/18	MXN	6,710,000	437,341
United Mexican States, 8.5%, 12/13/18	MXN	49,400,000	3,594,277
United Mexican States, 8%, 6/11/20	MXN	19,910,000	1,450,671
United Mexican States, 10%, 12/05/24	MXN	7,520,000	634,815
United Mexican States, 8.5%, 5/31/29	MXN	29,970,000	2,360,758
United Mexican States, 7.75%, 5/29/31	MXN	17,220,000	1,281,621
United Mexican States, 4%, 3/15/49	EUR	572,000	641,628

			$22,330,615
Nigeria - 0.3%
Afren PLC, 15%, 4/25/2016		$665,117	$628,536
Afren PLC, 10.25%, 4/08/19 (a)(d)		711,000	305,730

			$934,266
Paraguay - 0.4%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		$1,115,000	$1,163,781

Peru - 0.9%
Bonos de Tesoreria, 5.7%, 8/12/24	PEN	3,365,000	$1,060,193
Inkia Energy Ltd., 8.375%, 4/04/21		$898,000	965,350
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		887,000	902,523

			$2,928,066
Poland - 7.6%
Government of Poland, 3.25%, 7/25/25	PLN	58,730,000	$17,174,346
Government of Poland, Inflation Linked Bond, 2.75%, 8/25/23	PLN	25,229,033	8,003,544

			$25,177,890
Romania - 1.3%
Republic of Romania, 5.85%, 4/26/23	RON	5,420,000	$1,632,778
Republic of Romania, 4.75%, 2/24/25	RON	9,555,000	2,699,785

			$4,332,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Russia - 5.9%
Russian Federation, 7%, 1/25/23	RUB	563,806,000	$8,920,635
Russian Federation, 7.05%, 1/19/28	RUB	730,669,000	10,852,938

			$19,773,573
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/24		$1,129,092	$1,146,593

South Africa - 9.1%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		$1,109,000	$1,104,564
Republic of South Africa, 6.75%, 3/31/21	ZAR	22,482,000	1,818,403
Republic of South Africa, 10.5%, 12/21/26	ZAR	73,780,000	7,382,186
Republic of South Africa, 7%, 2/28/31	ZAR	158,733,000	11,684,563
Republic of South Africa, 6.25%, 3/31/36	ZAR	22,909,000	1,499,191
Republic of South Africa, 6.5%, 2/28/41	ZAR	39,614,000	2,617,013
Transnet Ltd., 10.5%, 9/17/20	ZAR	34,000,000	3,004,938
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	5,700,000	479,507
Transnet SOC Ltd., 9.5%, 5/13/21 (n)	ZAR	9,960,000	837,875

			$30,428,240
Thailand - 4.4%
Kingdom of Thailand, 3.875%, 6/13/19	THB	30,535,000	$997,104
Kingdom of Thailand, 3.65%, 12/17/21	THB	166,641,000	5,479,489
Kingdom of Thailand, 3.625%, 6/16/23	THB	143,485,000	4,738,531
Kingdom of Thailand, Inflation Linked Bond, 1.25%, 3/12/28	THB	129,214,880	3,563,213

			$14,778,337
Trinidad & Tobago - 0.6%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19		$811,000	$971,578
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		1,108,000	1,130,160

			$2,101,738
Turkey - 6.1%
Republic of Turkey, 9%, 3/08/17	TRY	3,092,000	$1,148,249
Republic of Turkey, 6.3%, 2/14/18	TRY	21,726,100	7,499,187
Republic of Turkey, 8.5%, 7/10/19	TRY	24,576,000	8,910,478
Republic of Turkey, 7.1%, 3/08/23	TRY	8,832,000	2,911,394

			$20,469,308
Total Bonds (Identified Cost, $298,168,081)			$284,550,618

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)
USD Currency - June 2015 @ EUR 1.063	$6,480,048	$24,741
USD Currency - May 2015 @ EUR 1.0425	6,257,600	2,397
USD Currency - June 2015 @ EUR 1.05	6,162,450	15,314
Total Call Options Purchased (Premiums Paid, $162,461)		$42,452

Issuer	Shares/Par
Money Market Funds - 13.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	43,885,492	$43,885,492
Total Investments (Identified Cost, $342,216,034)		$328,478,562

Other Assets, Less Liabilities - 1.5%		4,835,814
Net Assets - 100.0%		$333,314,376

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,703,392 representing 5.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

BUBOR	Budapest Interbank Offered Rate
CDI	Interbank Deposit Certificates
KLIBOR	Kuala Lumpur Interbank Offered Rate
PLC	Public Limited Company
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso

Portfolio of Investments (unaudited) – continued

PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	172,000	7/10/15	$132,857	$135,613	$2,756
BUY	BRL	Deutsche Bank AG	8,400,000	6/02/15	2,677,623	2,760,581	82,958
BUY	BRL	JPMorgan Chase Bank N.A.	5,142,755	6/02/15	1,555,300	1,690,118	134,818
BUY	BRL	Morgan Stanley Capital Services, Inc.	36,083,000	6/02/15	11,315,024	11,858,339	543,315
SELL	BRL	Deutsche Bank AG	93,000	6/02/15	31,453	30,564	889
SELL	BRL	JPMorgan Chase Bank N.A.	6,811,858	6/02/15	2,287,000	2,238,653	48,347
SELL	BRL	Morgan Stanley Capital Services, Inc.	113,000	6/02/15	37,463	37,136	327
BUY	CLP	Barclays Bank PLC	1,543,318,992	5/13/15	2,406,548	2,521,228	114,680
BUY	CLP	JPMorgan Chase Bank N.A.	984,234,000	5/22/15	1,594,030	1,606,467	12,437
BUY	CLP	Morgan Stanley Capital Services, Inc.	1,651,751,000	5/22/15-6/17/15	2,667,145	2,690,287	23,142
BUY	COP	Deutsche Bank AG	11,349,128,000	5/04/15-6/05/15	4,621,013	4,757,209	136,196

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	COP	Morgan Stanley Capital Services, Inc.	21,686,107,490	5/04/15-6/05/15	$8,719,905	$9,090,577	$370,672
BUY	EUR	Goldman Sachs International	9,290,000	6/26/15-7/10/15	10,266,846	10,439,700	172,854
BUY	EUR	Morgan Stanley Capital Services, Inc.	958,858	7/10/15	1,030,727	1,077,588	46,861
BUY	HUF	Citibank N.A.	30,759,000	7/10/15	110,380	113,529	3,149
BUY	HUF	Deutsche Bank AG	113,994,393	7/10/15	413,246	420,744	7,498
BUY	IDR	JPMorgan Chase Bank N.A.	3,359,525,000	5/13/15	257,830	258,777	947
SELL	INR	Barclays Bank PLC	19,412,000	5/11/15	310,096	305,217	4,879
BUY	MXN	Goldman Sachs International	5,789,000	7/10/15	373,158	375,567	2,409
BUY	MXN	Morgan Stanley Capital Services, Inc.	11,902,216	7/10/15	770,114	772,168	2,054
SELL	MXN	Goldman Sachs International	2,482,000	7/10/15	167,130	161,022	6,108
BUY	MYR	Barclays Bank PLC	65,906,639	5/29/15	17,873,672	18,464,627	590,955
BUY	PHP	Barclays Bank PLC	70,517,000	7/01/15	1,572,461	1,578,207	5,746
SELL	PHP	Barclays Bank PLC	3,799,000	7/01/15	85,160	85,024	136
BUY	PLN	Citibank N.A.	12,863,000	7/10/15	3,541,404	3,565,291	23,887
BUY	PLN	Deutsche Bank AG	2,833,000	7/10/15	760,811	785,234	24,423

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	PLN	JPMorgan Chase Bank N.A.	50,895,792	7/10/15	$13,619,425	$14,106,998	$487,573
BUY	PLN	Morgan Stanley Capital Services, Inc.	12,535,000	7/10/15	3,347,746	3,474,378	126,632
BUY	RON	JPMorgan Chase Bank N.A.	17,863,297	5/20/15	4,342,900	4,533,218	190,318
BUY	RUB	Barclays Bank PLC	16,313,000	5/20/15	299,468	315,161	15,693
SELL	RUB	Barclays Bank PLC	11,256,000	5/20/15	221,875	217,462	4,413
SELL	RUB	Credit Suisse Group	45,455,264	5/20/15	896,200	878,180	18,020
SELL	RUB	JPMorgan Chase Bank N.A.	14,629,212	5/20/15	286,949	282,631	4,318
BUY	THB	JPMorgan Chase Bank N.A.	308,586,866	5/18/15	9,334,146	9,357,842	23,696
SELL	THB	JPMorgan Chase Bank N.A.	125,946,752	5/18/15	3,835,173	3,819,313	15,860
BUY	TRY	Citibank N.A.	5,643,554	7/10/15	2,045,289	2,071,016	25,727
BUY	ZAR	Barclays Bank PLC	6,037,000	7/10/15	501,861	501,995	134
BUY	ZAR	Citibank N.A.	6,768,558	7/10/15	550,027	562,826	12,799
BUY	ZAR	Goldman Sachs International	10,682,605	7/10/15	872,277	888,291	16,014
SELL	ZAR	JPMorgan Chase Bank N.A.	19,600,693	7/10/15	1,630,335	1,629,857	478

							$3,304,118

Liability Derivatives
SELL	AUD	Goldman Sachs International	10,753,000	6/09/15-7/10/15	$8,184,272	$8,483,872	$(299,600)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	BRL	Morgan Stanley Capital Services, Inc.	935,000	6/02/15	$316,788	$307,279	$(9,509)
SELL	BRL	Goldman Sachs International	25,000	6/02/15	8,126	8,216	(90)
SELL	BRL	Merrill Lynch International	5,142,050	6/02/15	1,635,200	1,689,886	(54,686)
SELL	BRL	Morgan Stanley Capital Services, Inc.	12,940,258	6/02/15	4,172,020	4,252,695	(80,675)
SELL	BRL	UBS AG	29,988,887	6/02/15	9,014,876	9,855,566	(840,690)
SELL	CLP	Barclays Bank PLC	687,425,000	5/22/15	1,114,141	1,122,015	(7,874)
SELL	COP	Deutsche Bank AG	5,674,564,000	5/04/15	2,364,402	2,382,269	(17,867)
SELL	COP	Morgan Stanley Capital Services, Inc.	11,168,965,745	5/04/15	4,642,316	4,688,903	(46,587)
SELL	EUR	Citibank N.A.	1,965,000	7/10/15	2,113,546	2,208,314	(94,768)
SELL	EUR	Goldman Sachs International	2,519,530	6/26/15-7/10/15	2,717,475	2,831,445	(113,970)
SELL	EUR	JPMorgan Chase Bank N.A.	19,684,377	7/10/15	21,333,574	22,121,773	(788,199)
SELL	IDR	Barclays Bank PLC	2,916,059,000	6/04/15	218,759	223,552	(4,793)
SELL	IDR	JPMorgan Chase Bank N.A.	109,479,300,378	5/11/15-5/13/15	8,347,469	8,435,761	(88,292)
BUY	INR	Deutsche Bank AG	420,167,000	5/11/15	6,713,005	6,606,325	(106,680)
BUY	MXN	Goldman Sachs International	10,463,000	7/10/15	679,261	678,798	(463)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	MXN	JPMorgan Chase Bank N.A.	133,788,722	7/10/15	$8,923,115	$8,679,679	$(243,436)
BUY	MXN	Morgan Stanley Capital Services, Inc.	18,744,076	7/10/15	1,217,739	1,216,041	(1,698)
SELL	MYR	Barclays Bank PLC	1,121,000	5/29/15	308,361	314,063	(5,702)
BUY	PEN	Morgan Stanley Capital Services, Inc.	1,207,000	5/11/15	388,420	385,152	(3,268)
SELL	PEN	Morgan Stanley Capital Services, Inc.	3,251,440	5/11/15	1,036,481	1,037,530	(1,049)
SELL	PLN	Barclays Bank PLC	1,032,000	7/10/15	285,221	286,044	(823)
SELL	PLN	Goldman Sachs International	2,396,522	7/10/15	632,839	664,254	(31,415)
SELL	RON	JPMorgan Chase Bank N.A.	16,516,899	5/20/15	3,934,937	4,191,539	(256,602)
SELL	RUB	Credit Suisse Group	41,650,917	5/20/15	795,700	804,681	(8,981)
BUY	THB	JPMorgan Chase Bank N.A.	36,843,000	5/18/15	1,131,539	1,117,257	(14,282)
BUY	TRY	Deutsche Bank AG	313,000	7/10/15	118,029	114,862	(3,167)
BUY	TRY	JPMorgan Chase Bank N.A.	16,044,837	7/10/15	6,054,884	5,887,977	(166,907)
SELL	TRY	Citibank N.A.	4,072,000	7/10/15	1,471,050	1,494,302	(23,252)
SELL	TRY	Deutsche Bank AG	1,091,587	7/10/15	393,138	400,580	(7,442)
SELL	TRY	Goldman Sachs International	870,000	7/10/15	312,935	319,264	(6,329)
SELL	ZAR	Goldman Sachs International	6,148,639	7/10/15	508,023	511,278	(3,255)

							$(3,332,351)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivative
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	60	$7,702,500	June - 2015	$36,353

Liability Derivative
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	133	$29,162,328	June - 2015	$(85,669)

Swap Agreements at 4/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/04/21	BRL	3,000,000	JPMorgan Chase Bank	12.59% (fixed rate)	CDI (floating rate)	$2,861
1/02/18	BRL	8,000,000	JPMorgan Chase Bank	13.235% (fixed rate)	CDI (floating rate)	10,443
2/02/17	MXN	25,000,000	Merrill Lynch Capital Services	TIIE (floating rate)	4.05% (fixed rate)	2,558
9/11/19	MXN	5,356,000	Merrill Lynch Capital Services	5.32% (fixed rate)	TIIE (floating rate)	2,036
9/23/19	MXN	2,500,000	Merrill Lynch Capital Services	5.49% (fixed rate)	TIIE (floating rate)	2,194
9/19/19	MXN	4,000,000	Merrill Lynch Capital Services	5.40% (fixed rate)	TIIE (floating rate)	2,620
12/05/19	MXN	200,000,000	Merrill Lynch Capital Services	5.41% (fixed rate)	TIIE (floating rate)	90,970
10/02/19	MXN	2,407,000	Merrill Lynch Capital Services	5.29% (fixed rate)	TIIE (floating rate)	679
12/18/19	MYR	22,717,000	JPMorgan Chase Bank	4.0725% (fixed rate)	KLIBOR (floating rate)	90,778
4/22/20	PLN	12,267,000	Merrill Lynch Capital Services	WIBOR (floating rate)	1.85% (fixed rate)	42,561
5/07/20	THB	109,369,000	JPMorgan Chase Bank	1.985% (fixed rate)	THBFIX (floating rate)	0
12/22/19	THB	53,699,000	JPMorgan Chase Bank	2.275% (fixed rate)	THBFIX (floating rate)	24,294

						$271,994

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/15 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Interest Rate Swap Agreements
1/02/18	BRL	12,000,000	JPMorgan Chase Bank	12.88% (fixed rate)	CDI (floating rate)	$(11,136)
1/02/18	BRL	8,000,000	JPMorgan Chase Bank	13.00% (fixed rate)	CDI (floating rate)	(735)
1/04/21	BRL	3,000,000	JPMorgan Chase Bank	12.23% (fixed rate)	CDI (floating rate)	(7,464)
1/02/18	BRL	5,000,000	JPMorgan Chase Bank	12.79% (fixed rate)	CDI (floating rate)	(7,345)
1/02/18	BRL	42,000,000	Merrill Lynch Capital Services	12.175% (fixed rate)	CDI (floating rate)	(216,207)
1/04/21	BRL	6,500,000	JPMorgan Chase Bank	11.61% (fixed rate)	CDI (floating rate)	(58,095)
3/04/25	HUF	896,288,000	JPMorgan Chase Bank	3.36% (fixed rate)	BUBOR (floating rate)	(48,271)
9/14/16	MXN	12,172,000	Merrill Lynch Capital Services	TIIE (floating rate)	3.99% (fixed rate)	(432)
12/8/16	MXN	110,000,000	Merrill Lynch Capital Services	TIIE (floating rate)	4.18% (fixed rate)	(12,967)
1/23/20	MXN	25,295,000	Merrill Lynch Capital Services	4.73% (fixed rate)	TIIE (floating rate)	(39,905)
4/22/17	PLN	30,667,000	Merrill Lynch Capital Services	1.65% (fixed rate)	WIBOR (floating rate)	(15,830)

						$(418,387)

At April 30, 2015, the fund had cash collateral of $297,660 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” on the Statements of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $298,330,542)	$284,593,070
Underlying affiliated funds, at cost and value	43,885,492
Total investments, at value (identified cost, $342,216,034)	$328,478,562
Cash	160,585
Restricted cash	297,660
Foreign currency, at value (identified cost, $94,312)	92,447
Receivables for
Forward foreign currency exchange contracts	3,304,118
Daily variation margin on open futures contracts	18,828
Investments sold	3,317,730
Fund shares sold	15,686
Interest	6,465,298
Swaps, at value	271,994
Receivable from investment adviser	43,047
Other assets	318
Total assets	$342,466,273
Liabilities
Payables for
Distributions	$11,205
Forward foreign currency exchange contracts	3,332,351
Investments purchased	5,109,002
Fund shares reacquired	135,711
Swaps, at value	418,387
Payable to affiliates
Shareholder servicing costs	5,102
Distribution and service fees	139
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	139,990
Total liabilities	$9,151,897
Net assets	$333,314,376
Net assets consist of
Paid-in capital	$354,695,067
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(14,006,875)
Accumulated net realized gain (loss) on investments and foreign currency	(5,897,206)
Accumulated distributions in excess of net investment income	(1,476,610)
Net assets	$333,314,376
Shares of beneficial interest outstanding	42,981,194

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,739,073	482,278	$7.75
Class B	266,381	34,338	7.76
Class C	1,054,722	135,995	7.76
Class I	1,994,449	257,486	7.75
Class R1	95,945	12,360	7.76
Class R2	110,036	14,186	7.76
Class R3	375,962	48,449	7.76
Class R4	93,036	11,993	7.76
Class R5	325,584,772	41,984,109	7.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.09 [100 / 95.75 x $7.75]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,938,250
Dividends from underlying affiliated funds	12,994
Foreign taxes withheld	(287,175)
Total investment income	$7,664,069
Expenses
Management fee	$987,504
Distribution and service fees	13,594
Shareholder servicing costs	12,923
Administrative services fee	26,331
Independent Trustees’ compensation	2,475
Custodian fee	143,127
Shareholder communications	10,143
Audit and tax fees	32,759
Legal fees	240
Miscellaneous	78,164
Total expenses	$1,307,260
Fees paid indirectly	(36)
Reduction of expenses by investment adviser and distributor	(231,104)
Net expenses	$1,076,120
Net investment income	$6,587,949
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(5,514,201)
Futures contracts	(321,119)
Swap agreements	75,890
Foreign currency	1,575,744
Net realized gain (loss) on investments and foreign currency	$(4,183,686)
Change in unrealized appreciation (depreciation)
Investments (net of $2,307 decrease in deferred country tax)	$(11,374,854)
Futures contracts	(12,817)
Swap agreements	(192,173)
Translation of assets and liabilities in foreign currencies	(74,169)
Net unrealized gain (loss) on investments and foreign currency translation	$(11,654,013)
Net realized and unrealized gain (loss) on investments and foreign currency	$(15,837,699)
Change in net assets from operations	$(9,249,750)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15	Period ended 10/31/14 (z)	Year ended 7/31/14
	(unaudited)
From operations
Net investment income	$6,587,949	$477,117	$2,130,983
Net realized gain (loss) on investments and foreign currency	(4,183,686)	(228,620)	(2,598,160)
Net unrealized gain (loss) on investments and foreign currency translation	(11,654,013)	(1,354,473)	1,994,794
Change in net assets from operations	$(9,249,750)	$(1,105,976)	$1,527,617
Distributions declared to shareholders
From net investment income	$(7,778,447)	$(33,096)	$—
From tax return of capital	—	(480,590)	(2,164,503)
Total distributions declared to shareholders	$(7,778,447)	$(513,686)	$(2,164,503)
Change in net assets from fund share transactions	$314,356,693	$555,450	$(4,304,438)
Total change in net assets	$297,328,496	$(1,064,212)	$(4,941,324)
Net assets
At beginning of period	35,985,880	37,050,092	41,991,416
At end of period (including accumulated distributions in excess of net investment income of $1,476,610, $286,112, and $399,261 respectively)	$333,314,376	$35,985,880	$37,050,092

(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.62		$9.01		$9.10	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.11		$0.49	$0.44	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		(0.38)		(0.08)	(0.73)	(0.13)
Total from investment operations	$(0.65)		$(0.27)		$0.41	$(0.29)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.22)		$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$7.75		$8.62		$9.01	$9.10	$9.83
Total return (%) (r)(s)(t)(x)	(7.52	)(n)	(3.01	)(n)	4.78	(3.21)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	2.68	(a)	1.95	1.76	2.24	(a)
Expenses after expense reductions (f)	1.13	(a)	1.25	(a)	1.24	1.23	1.25	(a)
Net investment income	4.93	(a)	5.02	(a)	5.54	4.41	2.92	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$3,739		$4,159		$4,773	$11,247	$1,775

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.09		$0.43	$0.37	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		(0.38)		(0.09)	(0.73)	(0.14)
Total from investment operations	$(0.68)		$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.19)		$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	(7.86	)(n)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	3.45	(a)	2.71	2.49	3.11	(a)
Expenses after expense reductions (f)	1.88	(a)	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.18	(a)	4.24	(a)	4.80	3.66	2.18	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$266		$303		$296	$417	$172

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.09		$0.43	$0.38	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		(0.38)		(0.09)	(0.74)	(0.13)
Total from investment operations	$(0.68)		$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.19)		$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(t)(x)	(7.86	)(n)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.44	(a)	3.44	(a)	2.71	2.55	3.08	(a)
Expenses after expense reductions (f)	1.88	(a)	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.18	(a)	4.26	(a)	4.80	3.88	2.14	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$1,055		$1,745		$1,835	$1,927	$248

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.12		$0.52	$0.46	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		(0.38)		(0.09)	(0.71)	(0.13)
Total from investment operations	$(0.65)		$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.23)		$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$7.75		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	(7.50	)(n)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	2.44	(a)	1.71	1.47	2.05	(a)
Expenses after expense reductions (f)	0.89	(a)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.27	(a)	5.26	(a)	5.80	4.56	3.14	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$1,994		$28,918		$29,263	$27,883	$24,630

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.09		$0.43	$0.34	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		(0.38)		(0.09)	(0.70)	(0.14)
Total from investment operations	$(0.68)		$(0.29)		$0.34	$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.01)		$—	$(0.19)	$(0.16)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.09)		(0.43)	(0.14)	(0.06)
Total distributions declared to shareholders	$(0.19)		$(0.10)		$(0.43)	$(0.36)	$(0.22)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	(7.86	)(n)	(3.19	)(n)	3.97	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	3.44	(a)	2.71	2.49	3.16	(a)
Expenses after expense reductions (f)	1.88	(a)	2.00	(a)	2.00	2.00	2.00	(a)
Net investment income	4.18	(a)	4.25	(a)	4.80	3.41	2.20	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$96		$103		$104	$97	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.11		$0.48	$0.39	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		(0.39)		(0.09)	(0.70)	(0.13)
Total from investment operations	$(0.66)		$(0.28)		$0.39	$(0.31)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.01)		$—	$(0.22)	$(0.20)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.10)		(0.48)	(0.16)	(0.07)
Total distributions declared to shareholders	$(0.21)		$(0.11)		$(0.48)	$(0.41)	$(0.27)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	(7.62	)(n)	(3.06	)(n)	4.50	(3.35)	1.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	2.95	(a)	2.21	2.00	2.65	(a)
Expenses after expense reductions (f)	1.38	(a)	1.50	(a)	1.50	1.50	1.50	(a)
Net investment income	4.59	(a)	4.76	(a)	5.37	3.93	2.70	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$110		$422		$436	$109	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.11		$0.49	$0.42	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		(0.38)		(0.08)	(0.70)	(0.13)
Total from investment operations	$(0.65)		$(0.27)		$0.41	$(0.28)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.01)		$—	$(0.24)	$(0.22)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.11)		(0.50)	(0.17)	(0.07)
Total distributions declared to shareholders	$(0.22)		$(0.12)		$(0.50)	$(0.44)	$(0.29)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	(7.50	)(n)	(3.00	)(n)	4.76	(3.11)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	2.69	(a)	1.96	1.74	2.40	(a)
Expenses after expense reductions (f)	1.12	(a)	1.25	(a)	1.25	1.25	1.25	(a)
Net investment income	5.04	(a)	5.01	(a)	5.56	4.21	2.95	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$376		$140		$143	$120	$101

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31		Period ended 7/31/12 (c)
					2014	2013
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.12		$0.52	$0.44	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.84)		(0.38)		(0.09)	(0.69)	(0.13)
Total from investment operations	$(0.64)		$(0.26)		$0.43	$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.01)		$—	$(0.25)	$(0.23)
From net realized gain on investments	—		—		—	(0.03)	—
From tax return of capital	—		(0.12)		(0.52)	(0.19)	(0.08)
Total distributions declared to shareholders	$(0.23)		$(0.13)		$(0.52)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$7.76		$8.63		$9.02	$9.11	$9.83
Total return (%) (r)(s)(x)	(7.38	)(n)	(2.94	)(n)	5.02	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	2.44	(a)	1.71	1.49	2.15	(a)
Expenses after expense reductions (f)	0.88	(a)	1.00	(a)	1.00	1.00	1.00	(a)
Net investment income	5.18	(a)	5.26	(a)	5.81	4.41	3.20	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	75	(n)
Net assets at end of period (000 omitted)	$93		$100		$104	$99	$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15		Period ended 10/31/14 (z)		Years ended 7/31
Class R5					2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$8.63		$9.02		$9.11	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.12		$0.52	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.83)		(0.38)		(0.08)	(0.96	)(g)
Total from investment operations	$(0.64)		$(0.26)		$0.44	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.01)		$—	$(0.19)
From net realized gain on investments	—		—		—	(0.03)
From tax return of capital	—		(0.12)		(0.53)	(0.14)
Total distributions declared to shareholders	$(0.24)		$(0.13)		$(0.53)	$(0.36)
Net asset value, end of period (x)	$7.75		$8.63		$9.02	$9.11
Total return (%) (r)(s)(x)	(7.48	)(n)	(2.93	)(n)	5.06	(6.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	2.39	(a)	1.67	1.46	(a)
Expenses after expense reductions (f)	0.80	(a)	0.95	(a)	0.96	0.96	(a)
Net investment income	5.00	(a)	5.33	(a)	5.84	4.96	(a)
Portfolio turnover	32	(n)	28	(n)	116	188	(n)
Net assets at end of period (000 omitted)	$325,585		$95		$98	$94

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On September 9, 2014 the fund changed its fiscal year-end from July 31 to October 31. References hereinafter to the period ended October 31, 2014 are to the three-month period commencing on August 1, 2014.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$255,486,196	$—	$255,486,196
Foreign Bonds	—	29,064,422	—	29,064,422
Purchased Currency Options	—	42,452	—	42,452
Mutual Funds	43,885,492	—	—	43,885,492
Total Investments	$43,885,492	$284,593,070	$—	$328,478,562

Other Financial Instruments
Futures Contracts	$(49,316)	$—	$—	$(49,316)
Swap Agreements	—	(146,393)	—	(146,393)
Forward Foreign Currency Exchange Contracts	—	(28,233)	—	(28,233)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the six months ended April 30, 2015:

Percentage of Net Assets

	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Agreements	Purchased Options
Average Notional Amount Outstanding	81%	10%	18%	0%(a	)
Notional Amount Outstanding as of April 30, 2015	66%	11%	24%	0%(a	)

(a)	Less than 1%

Notes to Financial Statements (unaudited) – continued

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$36,353	$(85,669)
Interest Rate	Interest Rate Swaps	271,994	(418,387)
Foreign Exchange	Forward Foreign Currency Exchange	3,304,118	(3,332,351)
Foreign Exchange	Purchased Currency Options	42,452	—
Total		$3,654,917	$(3,836,407)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(321,119)	$75,890	$—	$—
Foreign Exchange	—	—	1,979,407	(36,735)
Total	$(321,119)	$75,890	$1,979,407	$(36,735)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(12,817)	$(192,173)	$—	$5,928
Foreign Exchange	—	—	(54,415)	(121,553)
Total	$(12,817)	$(192,173)	$(54,415)	$(115,627)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivatives assets and liabilities (by type) on a gross basis as of April 30, 2015.

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$18,828	$—
Swaps, at value	271,994	(418,387)
Forward Foreign Currency Exchange Contracts	3,304,118	(3,332,351)
Purchased Options	42,452	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,637,392	$(3,750,738)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	36,848	(849,671)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,600,544	$(2,901,067)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$739,034	(19,192)	—	—	$719,842
Citibank N.A.	65,561	(65,561)	—	—	—
Deutsche Bank AG	251,966	(135,157)	—	—	116,809
Goldman Sachs International	240,196	(240,196)	—	—	—
JPMorgan Chase Bank	1,047,165	(1,047,165)	—	—	—
Merrill Lynch International	143,618	(143,618)	—	—	—
Morgan Stanley Capital Services, Inc.	1,113,004	(142,787)	—	—	970,217
Total	$3,600,544	(1,793,676)	—	—	$1,806,868

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(19,192)	19,192	—	—	$—
Citibank N.A.	(118,020)	65,561	—	—	(52,459)
Deutsche Bank AG	(135,157)	135,157	—	—	—
Goldman Sachs International	(455,122)	240,196	—	—	(214,926)
JPMorgan Chase Bank	(1,690,762)	1,047,165	—	—	(643,597)
Merrill Lynch International	(340,027)	143,618	—	—	(196,409)
Morgan Stanley Capital Services, Inc.	(142,787)	142,787	—	—	—
Total	$(2,901,067)	1,793,676	—	—	$(1,107,391)

Notes to Financial Statements (unaudited) – continued

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated

Notes to Financial Statements (unaudited) – continued

accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	10/31/14 (z)	7/31/14
Ordinary income (including any short-term capital gains)	$33,096	$—
Tax return of capital (b)	480,590	2,164,503
Total distributions	$513,686	$2,164,503

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$342,952,595
Gross appreciation	4,624,043
Gross depreciation	(19,098,076)
Net unrealized appreciation (depreciation)	$(14,474,033)

As of 10/31/14
Capital loss carryforwards	(1,434,784)
Other temporary differences	(174,934)
Net unrealized appreciation (depreciation)	(2,742,776)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(922,097)
Long-Term	(512,687)
Total	$(1,434,784)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income			From tax return of capital
	Six months ended 4/30/15	Period ended 10/31/14 (z)	Year ended 7/31/14	Six months ended 4/30/15	Period ended 10/31/14 (z)	Year ended 7/31/14
Class A	$102,553	$3,974	$—	$—	$57,710	$338,336
Class B	6,766	229	—	—	3,329	15,821
Class C	30,705	1,348	—	—	19,579	90,633
Class I	519,074	26,802	—	—	389,165	1,683,934
Class R1	2,344	77	—	—	1,117	4,723
Class R2	8,113	360	—	—	5,235	12,423
Class R3	5,791	124	—	—	1,801	7,268
Class R4	2,762	93	—	—	1,357	5,812
Class R5	7,100,339	89	—	—	1,297	5,553
Total	$7,778,447	$33,096	$—	$—	$480,590	$2,164,503

(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $8,539, which is included in the reduction of total expenses in the Statements of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage

Notes to Financial Statements (unaudited) – continued

and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.99%

This written agreement terminated on November 30, 2014. For the period November 1, 2014 through November 30, 2014, this reduction amounted to $20,454, which is included in the reduction of total expenses in the Statement of Operations.

Effective December 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, this reduction amounted to $202,110, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $218 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,511
Class B	0.75%	0.25%	1.00%	1.00%	1,375
Class C	0.75%	0.25%	1.00%	1.00%	6,233
Class R1	0.75%	0.25%	1.00%	1.00%	476
Class R2	0.25%	0.25%	0.50%	0.50%	742
Class R3	—	0.25%	0.25%	0.25%	257
Total Distribution and Service Fees					$13,594

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $1 for Class A, and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD. For the six months ended April 30, 2015, MFD did not receive any contingent deferred sales charges.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $5,627, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,296.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0200% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $158 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

During the six months ended April 30, 2015, the investment adviser reimbursed the fund $257,067 for an operational issue. This amount is included in the “Realized gain (loss) on investments” in the Statement of Operations.

On September 11, 2013, MFS redeemed 10,651 shares of Class A and 10,512 shares of Class C for an aggregate amount of $186,974.

At April 30, 2015, MFS held approximately 94%, 83% and 100% of the outstanding shares of Class R1, Class R2, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $337,634,634 and $69,447,394, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Period ended 10/31/14 (z)		Year ended 7/31/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	117,015	$912,474	17,850	$156,926	219,179	$1,954,707
Class B	202	1,597	2,327	20,919	1,389	12,279
Class C	8,925	70,894	2,428	21,324	67,526	597,634
Class I	39,311	311,345	106,335	947,080	618,056	5,487,701
Class R1	125	924	324	2,790	329	3,000
Class R2	1,049	8,446	666	5,876	35,970	307,713
Class R3	34,394	267,319	101	880	2,241	19,522
Class R5	41,579,952	335,790,684	—	—	—	—
	41,780,973	$337,363,683	130,031	$1,155,795	944,690	$8,382,556

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Period ended 10/31/14 (z)		Year ended 7/31/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	12,129	$95,919	6,260	$54,660	31,958	$283,005
Class B	473	3,743	222	1,941	1,052	9,300
Class C	1,724	13,671	1,024	8,943	5,327	47,044
Class I	56,180	450,593	40,739	355,839	160,438	1,420,417
Class R1	296	2,344	137	1,194	533	4,723
Class R2	1,006	8,038	641	5,595	1,390	12,423
Class R3	751	5,791	220	1,925	820	7,268
Class R4	349	2,762	166	1,450	657	5,812
Class R5	912,344	7,100,321	159	1,386	627	5,553
	985,252	$7,683,182	49,568	$432,933	202,802	$1,795,545

Shares reacquired
Class A	(129,170)	$(1,028,162)	(71,417)	$(630,569)	(957,279)	$(8,400,957)
Class B	(1,502)	(11,719)	(174)	(1,533)	(15,459)	(137,751)
Class C	(76,962)	(613,725)	(4,632)	(41,149)	(80,992)	(715,955)
Class I	(3,189,129)	(24,620,150)	(40,763)	(353,235)	(595,659)	(5,216,753)
Class R2	(36,704)	(285,734)	(785)	(6,792)	(979)	(8,472)
Class R3	(2,927)	(23,236)	—	—	(308)	(2,651)
Class R5	(519,241)	(4,107,446)	—	—	—	—
	(3,955,635)	$(30,690,172)	(117,771)	$(1,033,278)	(1,650,676)	$(14,482,539)

Net change
Class A	(26)	$(19,769)	(47,307)	$(418,983)	(706,142)	$(6,163,245)
Class B	(827)	(6,379)	2,375	21,327	(13,018)	(116,172)
Class C	(66,313)	(529,160)	(1,180)	(10,882)	(8,139)	(71,277)
Class I	(3,093,638)	(23,858,212)	106,311	949,684	182,835	1,691,365
Class R1	421	3,268	461	3,984	862	7,723
Class R2	(34,649)	(269,250)	522	4,679	36,381	311,664
Class R3	32,218	249,874	321	2,805	2,753	24,139
Class R4	349	2,762	166	1,450	657	5,812
Class R5	41,973,055	338,783,559	159	1,386	627	5,553
	38,810,590	$314,356,693	61,828	$555,450	(503,184)	$(4,304,438)

(z)	For the period August 1, 2014 through October 31, 2014. The fund changed its fiscal year-end from July 31 to October 31 effective for the period ending October 31, 2014.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $94 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,184,462	110,445,721	(69,744,691)	43,885,492

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,994	$43,885,492

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.